Schedule of Movement in Contract Liabilities (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Contract Assetsliabilities
Balance at beginning of the period	$ 595,821	$ 805,163	$ 1,482,957	$ 425,332
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year	(61,065)	(82,521)	(1,435,346)	(418,432)
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	2,453,086	3,314,982	757,552	1,476,057
Balance at end of the period	$ 2,987,842	$ 4,037,624	$ 805,163	$ 1,482,957